Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Stock based compensation expense		$ 2,155,000	$ 1,167,000
Stock based compensation expense	$ 512,000
Stock based compensation expense			260,000
Purchased land and buildings			2,700,000	$ 5,100,000
Deposit				600,000
Promissory note payable				4,400,000
Transaction costs				$ 105,000
Purchase price			500,000
Share-Based Payment Arrangement, Tranche One [Member]
IfrsStatementLineItems [Line Items]
Option granted		700,000
Vested option		200,000
Stock based compensation expense		$ 456,000	256,000
Share-Based Payment Arrangement, Tranche Two [Member]
IfrsStatementLineItems [Line Items]
Vested option		300,000
Share-Based Payment Arrangement, Tranche Three [Member]
IfrsStatementLineItems [Line Items]
Option granted		900,000
Vested option		300,000
Stock based compensation expense			$ 248,000